LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Operating Leases [Abstract]
Schedule of Future Minimum Lease Payments
The future minimum rental payments under the Company's leases as of June 30, 2023 are as follows:

(in thousands of $)
Year 1	1,140
Year 2	1,294
Year 3	653
Total minimum lease payments	3,087
Less: Imputed interest	(102)
Present value of obligations under leases	2,985

The future minimum rental payments under the Company's leases as of December 31, 2022 are as follows:

(in thousands of $)
2023	1,103
2024	1,206
2025	1,237
Total minimum lease payments	3,546
Less: Imputed interest	(150)
Present value of obligations under leases	3,396

Schedule of Minimum Future Revenue Receivable under Fixed Rate Contracts	The minimum future revenues to be received under the fixed rate element of our contracts as of June 30, 2023 are as follows:

(in thousands of $)
Year 1	58,194
Year 2	53,246
Year 3	6,906
Total minimum lease payments	118,346